Annual Total Returns[BarChart] - Vanguard Equity Income Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.60%	13.49%	30.07%	11.29%	0.77%	14.70%	18.38%	(5.72%)	25.22%	3.02%